Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 179,367,000
Total Fee Amount	24,770.58
Total Offset Amount	0.00
Net Fee	$ 24,770.58
Offset Table N/A	N/A